Pioneer Intrinsic Value Fund
Schedule of Investments  |  June 30, 2022

A: PISVX	C: PVCCX	Y: PISYX

Schedule of Investments  |  6/30/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.8%
	Common Stocks — 94.7% of Net Assets
	Air Freight & Logistics — 2.9%
161	FedEx Corp.	$ 36,500
	Total Air Freight & Logistics	$36,500
	Automobiles — 1.7%
669(a)	General Motors Co.	$ 21,247
	Total Automobiles	$21,247
	Banks — 15.4%
1,291	Bank of America Corp.	$ 40,189
348	Citigroup, Inc.	16,004
461	Citizens Financial Group, Inc.	16,453
291	East West Bancorp, Inc.	18,857
290	JPMorgan Chase & Co.	32,657
143	M&T Bank Corp.	22,793
1,121	Wells Fargo & Co.	43,910
	Total Banks	$190,863
	Biotechnology — 2.8%
223	AbbVie, Inc.	$ 34,155
	Total Biotechnology	$34,155
	Chemicals — 1.4%
366	Mosaic Co.	$ 17,286
	Total Chemicals	$17,286
	Communications Equipment — 2.4%
706	Cisco Systems, Inc.	$ 30,104
	Total Communications Equipment	$30,104
	Consumer Finance — 1.9%
248	Discover Financial Services	$ 23,456
	Total Consumer Finance	$23,456
	Containers & Packaging — 3.6%
234	Crown Holdings, Inc.	$ 21,568
400	Sealed Air Corp.	23,088
	Total Containers & Packaging	$44,656
	Diversified Telecommunication Services — 0.9%
226	Verizon Communications, Inc.	$ 11,470
	Total Diversified Telecommunication Services	$11,470
	Electric Utilities — 2.7%
346	American Electric Power Co., Inc.	$ 33,195
	Total Electric Utilities	$33,195
1Pioneer Intrinsic Value Fund |  | 6/30/22

Shares		Value
	Electronic Equipment, Instruments & Components — 1.3%
184	TD SYNNEX Corp.	$ 16,762
	Total Electronic Equipment, Instruments & Components	$16,762
	Health Care Providers & Services — 9.5%
307	Cardinal Health, Inc.	$ 16,047
283	CVS Health Corp.	26,223
116	Elevance Health, Inc.	55,979
113	HCA Healthcare, Inc.	18,991
	Total Health Care Providers & Services	$117,240
	Household Durables — 1.2%
213	Lennar Corp., Class A	$ 15,031
	Total Household Durables	$15,031
	Insurance — 7.7%
482	Aflac, Inc.	$ 26,668
179	Chubb, Ltd.	35,188
290	Progressive Corp.	33,718
	Total Insurance	$95,574
	Internet & Direct Marketing Retail — 1.3%
377	eBay, Inc.	$ 15,710
	Total Internet & Direct Marketing Retail	$15,710
	IT Services — 2.7%
236	International Business Machines Corp.	$ 33,321
	Total IT Services	$33,321
	Machinery — 0.9%
109	Stanley Black & Decker, Inc.	$ 11,430
	Total Machinery	$11,430
	Media — 1.4%
434	Comcast Corp., Class A	$ 17,030
	Total Media	$17,030
	Metals & Mining — 2.5%
424	Freeport-McMoRan, Inc.	$ 12,406
110	Reliance Steel & Aluminum Co.	18,685
	Total Metals & Mining	$31,091
	Multi-Utilities — 2.5%
1,054	CenterPoint Energy, Inc.	$ 31,177
	Total Multi-Utilities	$31,177
	Oil, Gas & Consumable Fuels — 11.4%
731	Exxon Mobil Corp.	$ 62,603
Pioneer Intrinsic Value Fund |  | 6/30/222

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
146	Pioneer Natural Resources Co.	$ 32,570
895	Shell Plc (A.D.R.)	46,799
	Total Oil, Gas & Consumable Fuels	$141,972
	Pharmaceuticals — 5.4%
396	Organon & Co.	$ 13,365
1,022	Pfizer, Inc.	53,584
	Total Pharmaceuticals	$66,949
	Semiconductors & Semiconductor Equipment — 3.2%
645	Intel Corp.	$ 24,130
286	Micron Technology, Inc.	15,810
	Total Semiconductors & Semiconductor Equipment	$39,940
	Software — 2.0%
359	Oracle Corp.	$ 25,083
	Total Software	$25,083
	Specialty Retail — 2.1%
12(a)	AutoZone, Inc.	$ 25,789
	Total Specialty Retail	$25,789
	Technology Hardware, Storage & Peripherals — 1.8%
1,665	Hewlett Packard Enterprise Co.	$ 22,078
	Total Technology Hardware, Storage & Peripherals	$22,078
	Trading Companies & Distributors — 2.1%
626(a)	AerCap Holdings NV	$ 25,628
	Total Trading Companies & Distributors	$25,628
	Total Common Stocks (Cost $1,272,653)	$1,174,737

	SHORT TERM INVESTMENTS — 6.1% of Net Assets
	Open-End Fund — 6.1%
75,347(b)	Dreyfus Government Cash Management, Institutional Shares, 1.35%	$ 75,347
		$75,347
	TOTAL SHORT TERM INVESTMENTS (Cost $75,347)	$75,347
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.8% (Cost $1,348,000)	$1,250,084
	OTHER ASSETS AND LIABILITIES — (0.8)%	$(9,976)
	net assets — 100.0%	$1,240,108

3Pioneer Intrinsic Value Fund |  | 6/30/22

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2022.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,174,737	$—	$—	$1,174,737
Open-End Fund	75,347	—	—	75,347
Total Investments in Securities	$1,250,084	$—	$—	$1,250,084
Pioneer Intrinsic Value Fund |  | 6/30/224